14. Investment in Associate	12 Months Ended
Mar. 31, 2018
Notes
14. Investment in Associate

14.  Investment in Associate

On March 20, 2018, the Company acquired 3,000 shares of Dragon Jade Medical Company Limited (DJMC), representing 30% of the total issued shares of DJMC, at a purchase price of $300 per share for total consideration of $900,000.

DJMC was incorporated on January 25, 2017, as a limited liability company under Hong Kong Companies Ordinance, Chapter 32.  DJMC was formed to offering medical equipment and aircraft financing solutions, including both direct financial leasing and sale-leaseback services to customers in health care and airlines in China through 100% owned subsidiary Shenzhen Dragon Jade Financial Leasing Company Limited formed under the laws of the Peoples' Republic of China.  On January 25, 2017, Kwok Wing Fung, CFO of the Company, was appointed as a director of DJMC.

The Company exercises significant influence over Dragon Jade Medical Company Limited as it owns 30% of the voting shares and through a common director.  It accounts for its investment on the equity basis.

	2018	2017

Balance at the beginning of year
Acquisition of 3,000 shares in DJMC	$900,000	$-
Share of equity loss	(8,016	-
Balance at the end of year	$891,984	$-